Business Combinations and Reverse Recapitalization (Details) - Schedule of business acquisitions, by acquisition $ in Thousands	1 Months Ended
Sep. 15, 2021 USD ($)
Schedule Of Business Acquisitions By Acquisition Abstract
Class A Opco Units (and corresponding shares of Class B Common Stock)	$ 394,910
Cash consideration	377,122
Repayment of Aria debt at Closing	91,115
Total purchase price consideration	$ 863,147